Fair Value of Financial Instruments - Schedule of carrying value of financial instruments (Details) $ in Thousands, $ in Thousands	Jul. 31, 2021 CAD ($)	Jul. 31, 2021 USD ($)	Jul. 31, 2020 CAD ($)	Jul. 31, 2019 CAD ($)
Assets
Cash and cash equivalents	$ 67,462		$ 184,173	$ 113,568
Restricted funds	132,246		8,261
Trade receivables	37,421		19,426
Commodity taxes recoverable and other receivables	13,549		16,773
Lease receivable - long term	4,453		3,865
Long - term investments	2,492		3,209
Liabilities
Accounts payable and accrued liabilities	63,557		32,451
Warrant liability	5,733		3,450
Convertible debt- current	3,406		0
Convertible debt	33,089		28,969
Convertible Debentures	36,495		28,969
Senior secured convertible note - current	367,699	$ 292,633	0
Loans and borrowings - current	50,159		29,930
Term loan - current			29,930
Other long-term liabilities	520		393
Amortized cost of financial assets
Assets
Cash and cash equivalents	67,462		184,173
Restricted funds	132,246		8,261
Trade receivables	37,421		19,426
Commodity taxes recoverable and other receivables	13,549		16,773
Lease receivable - long term	4,453		3,865
Long - term investments	0		0
Amortized cost of financial assets as FVTPL
Assets
Cash and cash equivalents	0		0
Restricted funds	0		0
Trade receivables	0		0
Commodity taxes recoverable and other receivables	0		0
Lease receivable - long term	0		0
Long - term investments	2,492		3,209
Amortized cost of financial liabilities
Liabilities
Accounts payable and accrued liabilities	63,557		32,451
Warrant liability	0		0
Convertible debt- current	3,406
Convertible debt	33,089
Convertible Debentures			28,969
Senior secured convertible note - current	0
Loans and borrowings - current	50,159
Term loan - current			29,930
Other long-term liabilities	0		0
Amortized cost of financial liability as FVTPL
Liabilities
Accounts payable and accrued liabilities	0		0
Warrant liability	5,733		3,450
Convertible debt- current	0
Convertible Debentures			0
Senior secured convertible note - current	367,699
Term loan - current			0
Other long-term liabilities	$ 520		$ 393